Note 2 - Cash, Cash Equivalents and Short Term Investments (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Investments		€ 1,000
Short-term Debt	1,629	2,814
Loans Payable [Member]
Short-term Debt	€ 1,000	€ 1,000